                              GARTMORE MUTUAL FUNDS

                        NorthPointe Small Cap Growth Fund
                        NorthPointe Small Cap Value Fund

                       Supplement Dated February 13, 2007
                    to the Prospectus dated February 28, 2006

Effective   immediately,   the   NorthPointe   Small  Cap  Growth   Fund  offers
Institutional  Class,  Institutional  Service  Class  and  Class R  shares.  The
NorthPointe Small Cap Growth Fund does not accept purchases of or exchanges into
Class A, Class B or Class C shares.  Current shareholders of Class A, Class B or
Class C shares can continue to reinvest dividends and distributions in shares of such classes as consistent with the terms of this Prospectus.

                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                        PROSPECTUS FOR FUTURE REFERENCE